SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary financial statement information [Abstract]
Exchange differences		$ 8	$ 91
Bank commissions	21	14	15
Financial expenses	$ 21	$ 22	$ 106